Allowance for doubtful accounts and credit losses (Tables)	12 Months Ended
Mar. 31, 2019
Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable

The net changes in the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Allowance for doubtful accounts at beginning of year	94,853	100,712	98,590
Provision for doubtful accounts, net of reversal	6,519	(74)	(1,375)
Write-offs	(3,839)	(2,374)	(2,472)
Other	3,179	326	(4,370)

Allowance for doubtful accounts at end of year	100,712	98,590	90,373

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases

The net changes in the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Allowance for credit losses at beginning of year	167,330	178,101	184,087
Provision for credit losses, net of reversal	92,147	76,143	81,440
Charge-offs	(99,550)	(96,444)	(91,698)
Recoveries	21,757	25,344	26,178
Other	(3,583)	943	(3,608)

Allowance for credit losses at end of year	178,101	184,087	196,399

Allowance for Credit Losses Relating to Retail Receivables, Finance Lease Receivables and Wholesale and Other Dealer Loan Receivables Portfolio Segments

The net changes in the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen in millions
	For the year ended March 31, 2017
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	98,853	24,600	30,828
Provision for credit losses, net of reversal	67,433	1,657	854
Charge-offs	(78,114)	(2,007)	(324)
Recoveries	18,282	194	160
Other	(2,100)	(482)	(622)

Allowance for credit losses at end of year	104,354	23,962	30,896

	Yen in millions
	For the year ended March 31, 2018
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	104,354	23,962	30,896
Provision for credit losses, net of reversal	52,891	7,115	6,497
Charge-offs	(74,868)	(2,708)	(823)
Recoveries	20,511	315	59
Other	569	133	171

Allowance for credit losses at end of year	103,457	28,817	36,800

	Yen in millions
	For the year ended March 31, 2019
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	103,457	28,817	36,800
Provision for credit losses, net of reversal	68,470	710	3,990
Charge-offs	(72,657)	(2,903)	(1,111)
Recoveries	20,485	345	45
Other	(2,161)	(486)	(716)

Allowance for credit losses at end of year	117,594	26,483	39,008